Provisions - Summary of Provisions Reconciliation (Details) £ in Millions	12 Months Ended
Dec. 31, 2022 GBP (£)
Disclosure of other provisions [line items]
Beginning balance	£ 364
Additional provisions	516
Provision releaseds	(58)
Utilisation and other	(462)
Recharge	18
Ending balance	378
Customer remediation
Disclosure of other provisions [line items]
Beginning balance	44
Additional provisions	77
Provision releaseds	(18)
Utilisation and other	(13)
Recharge	0
Ending balance	90
Litigation and other regulatory
Disclosure of other provisions [line items]
Beginning balance	166
Additional provisions	137
Provision releaseds	(18)
Utilisation and other	(149)
Recharge	0
Ending balance	136
Bank Levy
Disclosure of other provisions [line items]
Beginning balance	1
Additional provisions	47
Provision releaseds	(4)
Utilisation and other	(59)
Recharge	18
Ending balance	3
Property
Disclosure of other provisions [line items]
Beginning balance	74
Additional provisions	0
Provision releaseds	(7)
Utilisation and other	(20)
Recharge	0
Ending balance	47
ECL on undrawn facilities and guarantees
Disclosure of other provisions [line items]
Beginning balance	38
Additional provisions	36
Provision releaseds	0
Utilisation and other	0
Recharge	0
Ending balance	74
Restructuring
Disclosure of other provisions [line items]
Beginning balance	28
Additional provisions	23
Provision releaseds	0
Utilisation and other	(30)
Recharge	0
Ending balance	21
Other
Disclosure of other provisions [line items]
Beginning balance	13
Additional provisions	196
Provision releaseds	(11)
Utilisation and other	(191)
Recharge	0
Ending balance	£ 7